Gain on Remeasurement of Financial Liability -DFA - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Material income and expense [abstract]
Remeasurement, non-cash gain on revaluation		$ 12.3
Remeasurement, non-cash gain on remeasurement	$ 0.4
Non-cash interest at imputed rate	23.00%	23.00%